UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

DATE OF REPORTING PERIOD: DECEMBER 31, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2009

Principal				Interest
Amount		Security		Rate	*	Value
		CORPORATE NOTES-46.0%
$ 4,880	M	Bellsouth Capital Funding Corp., 2/15/10		1.20%		$ 4,918,662
4,400	M	BP Capital Markets PLC, 3/15/10		1.55		4,429,138
		Coca-Cola Co.:
2,500	M	1/20/10	(a)	0.14		2,499,815
2,500	M	2/26/10	(a)	0.13		2,499,494
2,500	M	3/15/10	(a)	0.18		2,499,087
5,000	M	Dell, Inc., 2/9/10	(a)	0.13		4,999,296
3,725	M	General Electric Capital Corp., 1/19/10		1.30		3,735,948
3,650	M	John Deere, Ltd., 1/13/10	(a)	0.13		3,649,842
7,700	M	Medtronic, Inc., 2/3/10	(a)	0.14		7,699,012
7,000	M	Microsoft Corp., 4/14/10	(a)	0.16		6,996,795
6,000	M	National Co-op Services Corp., 1/6/10	(a)	0.19		5,999,842
7,000	M	Northwest Natural Gas Co., 2/5/10	(a)	0.27		6,998,162
6,500	M	Paccar Financial Corp., 2/16/10		0.19		6,498,422
7,000	M	Philip Morris International, Inc., 1/11/10	(a)	0.17		6,999,669
3,700	M	United Technologies Corp., 5/1/10		0.63		3,745,748
Total Value of Corporate Notes (cost $74,168,932)						74,168,932
		FLOATING RATE NOTES-32.5%
3,400	M	BP Capital Markets PLC, 3/17/10		0.18		3,402,020
5,000	M	Federal Farm Credit Bank, 4/9/10		0.59		5,000,106
4,000	M	Freddie Mac, 1/8/10		0.57		4,000,038
8,000	M	GlaxoSmithKline Capital, Inc., 5/13/10		0.90		8,021,247
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.18		5,700,000
4,025	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)		0.40		4,025,000
2,880	M	Procter & Gamble Co., 3/9/10		0.44		2,881,259
5,500	M	Roche Holdings, Inc., 2/25/10	(b)	1.26		5,509,432
3,000	M	Toyota Motor Credit Corp., 1/29/10		1.53		3,000,000
3060	M	University of Oklahoma Hospital Rev., Series"B"
		8/15/21 (LOC: Bank of America)		0.28		3,060,000
7,735	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co.), 12/1/33		0.18		7,735,000
Total Value of Floating Rate Notes (cost $52,334,102)						52,334,102
		U.S. GOVERNMENT AGENCY OBLIGATIONS-21.2%
		Fannie Mae:
7,000	M	5/5/10		0.15		6,996,383
1,358	M	5/12/10		0.12		1,357,407
8,000	M	5/20/10		0.17		8,067,530
		Federal Home Loan Bank:
1,500	M	1/6/10		0.93		1,500,519
2,000	M	1/26/10		1.00		1,999,823
4,700	M	7/29/10		0.63		4,700,000
		Freddie Mac:
2,000	M	1/28/10		0.11		1,999,843
3,000	M	4/27/10		0.12		2,998,840
2,500	M	5/4/10		0.17		2,498,548
2,000	M	6/14/10		0.20		1,998,223
Total Value of U.S. Government Agency Obligations (cost $34,117,116)						34,117,116
Total Value of Investments (cost $160,620,150)**		99.7%				160,620,150
Other Assets, Less Liabilities		.3				548,897

Net Assets		100.0%				$ 161,169,047

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at
December 31, 2009.

(a)	Security exempt from registration under Section 4(2) of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
December 31, 2009, the Fund held ten Section 4(2) securities with an aggregate value of $50,841,014 representing 31.5% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2009, the Fund held one 144A security with a value of $5,509,432
representing 3.4% of the Fund's net assets.

Summary of Abbreviations:
	LOC	Letters of Credit

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Notes	$-	$74,168,932	$-	$74,168,932
Floating Rate Notes:
Corporate Notes	-	26,838,958	-	26,838,958
Municipal Bonds	-	16,495,000	-	16,495,000
U.S. Government Agency Obigations	-	9,000,144	-	9,000,144
U.S. Government Agency Obligations	-	34,117,116	-	34,117,116
Total Investments in Securities	$-	$160,620,150	$-	$160,620,150

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2009

Principal
Amount		Security	Value
		MORTGAGE-BACKED SECURITIES-100.1%
		Fannie Mae-14.3%
$ 7,976	M	5%, 10/1/2039 - 12/1/2039	$ 8,194,729
20,086	M	5.5%, 7/1/2033 - 9/1/2039	21,101,745
13,288	M	6%, 1/1/2036 - 7/1/2039	14,105,096
			43,401,570
		Government National Mortgage Association I Program-85.8%
96,312	M	5%, 6/15/2033 - 11/15/2039	99,367,475
77,402	M	5.5%, 3/15/2033 - 9/15/2039	81,463,370
56,229	M	6%, 3/15/2031 - 7/15/2039	59,808,182
13,621	M	6.5%, 10/15/2028 - 8/15/2036	14,751,096
4,065	M	7%, 1/15/2030 - 4/15/2034	4,542,145
1,037	M	7.5%, 7/15/2023 - 6/15/2034	1,167,395
			261,099,663
Total Value of Mortgage-Backed Securities (cost $297,038,471)			304,501,233
		SHORT-TERM INVESTMENTS-3.3%
		Money Market Fund
10,133	M	First Investors Cash Reserve Fund, .24% (cost $10,133,000)*	10,133,000
Total Value of Investments (cost $307,171,471)		103.4%	314,634,233
Excess of Liabilities Over Other Assets		(3.4)	(10,388,314)
Net Assets		100.0%	$ 304,245,919

*	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

At December 31, 2009, the cost of investments for federal income tax purposes was $307,171,471. Accumulated net unrealized
appreciation on investments was $7,462,762, consisting of
$8,019,323 gross unrealized appreciation and $556,561 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Mortgage-Backed Securities	$-	$304,501,233	$-	$304,501,233
Money Market Fund	10,133,000	-	-	10,133,000
Total Investments in Securities	$10,133,000	$304,501,233	$-	$314,634,233

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2009

Principal
Amount		Security		Value
		CORPORATE BONDS-94.9%
		Aerospace/Defense-1.6%
$ 1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$ 1,876,088
4,000	M	Lockheed Martin Corp., 4.25%, 2019		3,868,716
				5,744,804
		Agriculture-1.3%
2,725	M	Cargill, Inc., 6%, 2017	(a)	2,908,976
1,900	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020		1,878,317
				4,787,293
		Automotive-1.2%
4,000	M	Daimler Chrysler NA, LLC, 6.5%, 2013		4,388,700
		Chemicals-1.5%
1,700	M	Cabot Corp., 5.25%, 2013	(a)	1,755,410
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	3,536,832
				5,292,242
		Consumer Durables-1.1%
2,050	M	Black & Decker Corp., 5.75%, 2016		2,116,145
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,716,245
				3,832,390
		Energy-17.8%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	4,407,363
4,800	M	DCP Midstream, LLC, 9.75%, 2019	(a)	5,915,626
2,400	M	Enbridge Energy Partners LP, 7.5%, 2038		2,740,596
1,800	M	Energy Transfer Partners LP, 8.5%, 2014		2,079,625
3,480	M	Husky Energy, Inc., 7.25%, 2019		4,028,806
850	M	Kinder Morgan Finance Co., 5.35%, 2011		862,750
3,800	M	Marathon Oil Corp., 7.5%, 2019		4,393,070
3,924	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	4,298,186
2,800	M	Nabors Industries, Inc., 6.15%, 2018		2,914,794
		Nexen, Inc.:
2,000	M	5.05%, 2013		2,087,826
2,250	M	7.875%, 2032		2,576,831
1,800	M	6.4%, 2037		1,819,390
2,000	M	Northern Border Partners, LP, 7.1%, 2011		2,105,506
3,200	M	Pacific Energy Partners, LP, 6.25%, 2015		3,296,131
900	M	Plains All American Pipeline, LP, 8.75%, 2019		1,062,937
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		6,169,680
4,400	M	Suncor Energy, Inc., 6.85%, 2039		4,863,707
2,575	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		3,181,837
		Valero Energy Corp.:
1,700	M	6.125%, 2017		1,742,418
1,000	M	9.375%, 2019		1,191,305
900	M	10.5%, 2039		1,159,439
				62,897,823

		Financial Services-10.5%
4,000	M	American Express Co., 7%, 2018		4,412,044
1,800	M	American General Finance Corp., 6.9%, 2017		1,251,551
5,040	M	Amvescap PLC, 5.375%, 2013		5,132,922
500	M	Caterpillar Financial Services Corp., 5.85%, 2017		534,399
3,260	M	CoBank, ACB, 7.875%, 2018	(a)	3,537,716
1,800	M	Compass Bank, 6.4%, 2017		1,824,064
		ERAC USA Finance Co.:
1,170	M	8%, 2011	(a)	1,227,057
2,200	M	6.375%, 2017	(a)	2,225,524
2,363	M	Ford Motor Credit Co., 9.75%, 2010		2,438,668
3,000	M	General Electric Capital Corp., 4.375%, 2015		3,041,118
		Harley-Davidson Funding Corp.:
1,800	M	5%, 2010	(a)	1,821,803
3,000	M	6.8%, 2018	(a)	2,996,403
1,900	M	Protective Life Corp., 7.375%, 2019		1,907,387
4,600	M	Prudential Financial, Inc., 4.75%, 2015		4,670,251
				37,020,907
		Financials-12.2%
1,900	M	Bank of America Corp., 5.65%, 2018		1,932,845
900	M	Bank of New York Mellon Corp., 4.6%, 2020		881,403
1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,724,464
		Citigroup, Inc.:
2,700	M	6.375%, 2014		2,829,457
2,400	M	6.125%, 2017		2,422,886
		Goldman Sachs Group, Inc.:
500	M	6.15%, 2018		536,119
1,600	M	6.45%, 2036		1,580,848
2,750	M	6.75%, 2037		2,835,660
2,420	M	Hibernia Corp., 5.35%, 2014		2,395,524
3,000	M	JPMorgan Chase & Co., 3.7%, 2015		3,012,309
6,700	M	Merrill Lynch & Co., Inc., 5.45%, 2013		7,055,207
		Morgan Stanley:
3,400	M	5.95%, 2017		3,512,441
2,600	M	6.625%, 2018		2,815,530
2,900	M	Royal Bank of Scotland Group PLC, 5%, 2014		2,565,534
1,600	M	SunTrust Bank, Inc., 7.25%, 2018		1,673,216
2,300	M	UBS AG, 5.875%, 2016		2,331,807
3,000	M	Wells Fargo & Co., 3.75%, 2014		2,994,381
				43,099,631
		Food/Beverage/Tobacco-4.8%
4,600	M	Altria Group, Inc., 10.2%, 2039		6,154,004
1,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020	(a)	1,022,229
1,100	M	Bottling Group, LLC, 5.5%, 2016		1,191,606
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013		2,062,592
1,600	M	ConAgra Foods, Inc., 5.875%, 2014		1,745,254
4,600	M	Philip Morris International, Inc., 5.65%, 2018		4,845,332
				17,021,017
		Food/Drug-.5%
1,875	M	CVS/Caremark Corp., 6.125%, 2039		1,864,618

		Forest Products/Container-.8%
2,200	M	International Paper Co., 9.375%, 2019		2,708,605
		Health Care-4.6%
4,000	M	Biogen IDEC, Inc., 6.875%, 2018		4,312,144
2,400	M	Novartis, 5.125%, 2019		2,525,851
1,000	M	Pfizer, Inc., 6.2%, 2019		1,113,597
1,000	M	Roche Holdings, Inc., 6%, 2019		1,100,808
3,125	M	St. Jude Medical, Inc., 4.875%, 2019		3,155,806
3,000	M	Watson Pharmaceuticals, Inc., 5%, 2014		3,066,066
900	M	Wyeth, 5.5%, 2016		968,639
				16,242,911
		Industrials-.6%
		Pitney Bowes, Inc.:
900	M	5%, 2015		944,019
1,000	M	5.25%, 2037		1,023,456
				1,967,475
		Information Technology-4.7%
4,000	M	CA, Inc., 5.375%, 2019		4,030,108
3,000	M	Cisco Systems, Inc., 4.45%, 2020		2,948,835
3,000	M	Dell, Inc., 5.875%, 2019		3,180,474
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,304,888
900	M	Oracle Corp., 5%, 2019		929,917
		Xerox Corp.:
1,750	M	6.875%, 2011		1,870,703
500	M	4.25%, 2015		497,079
				16,762,004
		Manufacturing-.5%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,844,062
		Manufacturing-Diversified-1.2%
2,700	M	General Electric Co., 5.25%, 2017		2,763,480
1,425	M	Tyco Electronics Group SA, 6.55%, 2017		1,475,623
				4,239,103
		Media-Broadcasting-3.1%
3,950	M	British Sky Broadcasting Group PLC, 9.5%, 2018	(a)	5,072,088
		Cox Communications, Inc.:
2,000	M	4.625%, 2013		2,081,410
3,100	M	8.375%, 2039	(a)	3,872,114
				11,025,612
		Media-Diversified-8.3%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017		1,833,739
2,300	M	6.55%, 2037		2,266,455
6,900	M	News America, Inc., 5.3%, 2014		7,466,318
4,500	M	Thomson Reuters Corp., 5.95%, 2013		4,930,142
		Time Warner Cable, Inc.:
7,980	M	6.2%, 2013		8,772,598
3,700	M	6.75%, 2018		4,071,321
				29,340,573
		Metals/Mining-4.2%
4,000	M	ArcelorMittal, 6.125%, 2018		4,134,100
3,800	M	Newmont Mining Corp., 5.125%, 2019		3,809,002
2,595	M	Rio Tinto Finance USA Ltd., 6.5%, 2018		2,855,271
4,000	M	Vale Overseas, Ltd., 5.625%, 2019		4,058,912
				14,857,285
		Real Estate Investment Trusts-.7%
2,390	M	ProLogis, 7.625%, 2014		2,501,685
		Telecommunications-4.2%
4,000	M	AT&T, Inc., 5.8%, 2019		4,271,420
6,100	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013		6,606,288
1,359	M	GTE Corp., 6.84%, 2018		1,491,104
2,400	M	Verizon Wireless Capital, LLC, 5.55%, 2014		2,607,048
				14,975,860
		Transportation-1.1%
3,400	M	GATX Corp., 8.75%, 2014		3,826,860
		Utilities-7.4%
8,250	M	E. ON International Finance BV, 5.8%, 2018	(a)	8,875,202
		Electricite de France SA:
1,900	M	6.5%, 2019	(a)	2,136,683
2,100	M	6.95%, 2039	(a)	2,492,116
1,193	M	Entergy Gulf States, Inc., 5.25%, 2015		1,178,552
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017		4,294,376
833	M	Great River Energy Co., 5.829%, 2017	(a)	907,466
3,000	M	Ohio Power Co., 5.375%, 2021		3,014,523
2,561	M	Sempra Energy, 9.8%, 2019		3,201,527
				26,100,445
		Waste Management-1.0%
3,300	M	Allied Waste NA, Inc., 7.125%, 2016		3,518,998
Total Value of Corporate Bonds (cost $313,965,461)				335,860,903
		MUNICIPAL BONDS-2.8%
1,350	M	Houston TX Ref. Pub. Impt., 5%, 2023		1,481,463
1,350	M	Maryland State Ref. State & Loc. Facs. Ln., 5%, 2019		1,591,110
1,800	M	Massachusetts State Cons. Ln., 5%, 2039		1,895,220
1,350	M	Minnesota State Ref. Various Purpose, 5%, 2022		1,550,489
1,800	M	Salt River Proj. AZ Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., 5%, 2038		1,877,724
1,350	M	Washington State Various Purpose, 5%, 2027		1,479,627
Total Value of Municipal Bonds (cost $9,778,829)				9,875,633
		U.S. GOVERNMENT AGENCY OBLIGATIONS-.6%
2,000	M	Federal Home Loan Bank, 4.5%, 2019 (cost $2,000,000)		1,987,180
		PASS THROUGH CERTIFICATES-.1%
		Transportation
423	M	American Airlines, Inc., 7.377%, 2019 (cost $412,243)		329,758
		SHORT-TERM INVESTMENTS-.7%
		Money Market Fund
2,650	M	First Investors Cash Reserve Fund, .24% (cost $2,650,000) (b)	(b)	2,650,000
Total Value of Investments (cost $328,806,533)		99.1%		350,703,474
Other Assets, Less Liabilities		.9		3,303,334
Net Assets		100.0%		$ 354,006,808

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2009, the Fund held nineteen 144A security with an aggregate value of
$60,884,882 representing 17.2% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at December
31, 2009.

At December 31, 2009, the cost of investments for federal income tax purposes was $328,839,187. Accumulated net unrealized appreciation on investments was $21,864,287, consisting of $23,460,530 gross unrealized appreciation and $1,596,243 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$335,860,903	$-	$335,860,903
Municipal Bonds	-	9,875,633	-	9,875,633
U.S. Government Agency
Obligations	-	1,987,180	-	1,987,180
Pass Through Certificates	-	329,758	-	329,758
Money Market Fund	2,650,000	-	-	2,650,000
Total Investments in Securities*	$2,650,000	$348,053,474	$-	$350,703,474

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2009

Principal
Amount,
Warrants
or Shares			Security			Value
			CORPORATE BONDS-97.0%
			Aerospace/Defense-2.2%
$ 4,775	M		Alliant Techsystems, Inc., 6.75%, 2016			$ 4,751,125
5,508	M		DynCorp International, LLC, 9.5%, 2013			5,604,390
						10,355,515
			Airlines-.4%
1,775	M		American Airlines, Inc., 10.5%, 2012	(a)		1,863,750
			Automotive-1.8%
2,200	M		Cooper Tire & Rubber Co., 8%, 2019			2,134,000
2,500	M		Goodyear Tire & Rubber Co., 10.5%, 2016			2,775,000
3,200	M		Navistar International Corp., 8.25%, 2021			3,296,000
						8,205,000
			Building Materials-1.3%
3,150	M		Building Materials Corp., 7.75%, 2014			3,134,250
1,375	M		Interface, Inc., 11.375%, 2013			1,543,437
1,550	M		Mohawk Industries, Inc., 6.875%, 2016			1,550,000
						6,227,687
			Capital Goods-.6%
2,650	M		Belden CDT, Inc., 9.25%, 2019	(a)		2,812,312
			Chemicals-2.6%
3,325	M		Georgia Gulf Corp., 9%, 2017	(a)		3,374,875
2,225	M		Huntsman International, LLC, 5.5%, 2016	(a)		1,985,812
1,475	M		Invista, 9.25%, 2012	(a)		1,504,500
2,950	M		Solutia, Inc., 8.75%, 2017			3,086,438
500	M		Titan Petrochemicals Group, Ltd., 8.5%, 2012	(a)		92,500
1,975	M		Westlake Chemical Corp., 6.625%, 2016			1,898,469
						11,942,594
			Consumer Durables-1.1%
			Sealy Mattress Co.:
3,500	M		8.25%, 2014			3,517,500
1,550	M		10.875%, 2016	(a)		1,732,125
						5,249,625
			Consumer Non-Durables-1.5%
2,250	M		Acco Brands Corp., 10.625%, 2015	(a)		2,486,250
1,200	M		Hanesbrands, Inc., 8%, 2016			1,228,500
3,125	M		Levi Strauss & Co., 9.75%, 2015			3,296,875
						7,011,625
			Energy-10.8%
			Berry Petroleum Co.:
2,600	M		10.25%, 2014			2,840,500
1,825	M		8.25%, 2016			1,806,750
1,800	M		Chesapeake Energy Corp., 7.5%, 2014			1,845,000

875	M		Complete Production Services, Inc., 8%, 2016			867,344
875	M		Concho Resources, Inc., 8.625%, 2017			923,125
250	M		Continental Resources, Inc., 8.25%, 2019	(a)		263,750
1,075	M		Copano Energy, LLC, 8.125%, 2016			1,091,125
			El Paso Corp.:
1,150	M		12%, 2013			1,354,125
1,050	M		8.25%, 2016			1,126,125
4,725	M		7%, 2017			4,709,842
350	M		7.25%, 2018			347,549
275	M		7.75%, 2032			261,419
2,400	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)		2,394,000
2,350	M		Ferrellgas Partners, LP, 9.125%, 2017	(a)		2,496,875
1,900	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)		1,957,000
3,100	M		Hilcorp Energy I, LP, 9%, 2016	(a)		3,162,000
			Linn Energy, LLC:
1,275	M		11.75%, 2017	(a)		1,437,563
1,600	M		9.875%, 2018			1,708,000
2,750	M		Mariner Energy, Inc., 11.75%, 2016			3,080,000
1,525	M		Penn Virginia Corp., 10.375%, 2016			1,669,875
1,125	M		Pioneer Natural Resource Co., 7.5%, 2020			1,131,136
			Plains Exploration & Production Co.:
450	M		7.75%, 2015			460,125
2,625	M		7.625%, 2018			2,697,188
			Quicksilver Resources, Inc.:
1,175	M		7.125%, 2016			1,101,563
2,100	M		11.75%, 2016			2,394,000
1,775	M		9.125%, 2019			1,863,750
1,350	M		Sandridge Energy, Inc., 9.875%, 2016	(a)		1,427,625
3,925	M		Williams Partners, LP, 7.25%, 2017			3,970,432
						50,387,786
			Food/Beverage/Tobacco-3.9%
3,425	M		Bumble Bee Foods, LLC, 7.75%, 2015	(a)		3,442,125
3,725	M		Constellation Brands, Inc. , 7.25%, 2016			3,799,500
875	M		Dole Foods Co., 8%, 2016	(a)		892,500
3,725	M		JBS USA, LLC, 11.625%, 2014	(a)		4,237,187
			Smithfield Foods, Inc.:
2,700	M		10%, 2014	(a)		2,943,000
3,075	M		7.75%, 2017			2,852,063
						18,166,375
			Food/Drug-1.8%
5,825	M		Ingles Markets, Inc., 8.875%, 2017			6,087,125
450	M		Rite Aid Corp., 9.75%, 2016			490,500
1,775	M		Tops Markets, LLC, 10.125%, 2015	(a)		1,837,125
						8,414,750
			Forest Products/Containers-2.1%
1,125	M		Cascades, Inc., 7.875%, 2020	(a)		1,147,500
1,000	M		Crown Americas, LLC, 7.625%, 2017	(a)		1,042,500
1,800	M		PE Paper Escrow GmbH, 12%, 2014	(a)		1,992,526
3,775	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)		3,878,813
1,760	M		Sappi Papier Holding, AG, 6.75%, 2012	(a)		1,687,050

188	M		Tekni-Plex, Inc., 8.75%, 2013			139,355
						9,887,744
			Gaming/Leisure-6.2%
1,050	M		Ameristar Casinos, Inc., 9.25%, 2014	(a)		1,094,625
2,175	M		Las Vegas Sands Corp., 6.375%, 2015			1,935,750
2,610	M		Mandalay Resort Group, 6.375%, 2011			2,371,838
			MGM Mirage, Inc.:
775	M		13%, 2013			893,187
1,375	M		11.125%, 2017	(a)		1,529,688
4,775	M		11.375%, 2018	(a)		4,297,500
			Mohegan Tribal Gaming Authority:
2,525	M		8%, 2012			2,162,031
550	M		6.125%, 2013			443,438
1,725	M		NCL Corp., Ltd., 11.75%, 2016	(a)		1,712,063
			Pinnacle Entertainment, Inc.:
2,350	M		7.5%, 2015			2,173,750
1,250	M		8.625%, 2017	(a)		1,281,250
3,095	M		Speedway Motorsports, Inc., 6.75%, 2013			3,095,000
3,275	M		Wynn Las Vegas, LLC, 7.875%, 2017	(a)		3,332,313
2,600	M		Yonkers Racing Corp., 11.375%, 2016	(a)		2,743,000
						29,065,433
			Health Care-5.8%
2,000	M		Biomet, Inc., 11.625%, 2017			2,220,000
6,375	M		Community Health Systems, Inc., 8.875%, 2015			6,614,062
4,400	M		Genesis Health Ventures, Inc., 9.75%, 2011	(b)	(c)	2,750
			HCA, Inc.:
5,700	M		6.75%, 2013			5,643,000
2,800	M		6.375%, 2015			2,656,500
3,025	M		Res-Care, Inc., 7.75%, 2013			3,025,000
975	M		Talecris Biotherapeutics Holdings Corp., 7.75%, 2016	(a)		994,500
2,250	M		Tenet Healthcare Corp., 9.25%, 2015			2,407,500
4,500	M		Universal Hospital Services, Inc., 3.859%, 2015	(d)		3,813,750
						27,377,062
			Information Technology-1.1%
			Jabil Circuit, Inc.:
350	M		7.75%, 2016			369,250
450	M		8.25%, 2018			483,750
1,500	M		JDA Software Group, Inc., 8%, 2014	(a)		1,537,500
1,300	M		Seagate Technology HDD Holdings, 6.8%, 2016			1,264,250
1,350	M		Seagate Technology International, Inc., 10%, 2014	(a)		1,498,500
						5,153,250
			Manufacturing-3.3%
2,650	M		Baldor Electric Co., 8.625%, 2017			2,722,875
1,175	M		Case New Holland, Inc., 7.75%, 2013	(a)		1,207,312
1,750	M		CPM Holdings, Inc,, 10.625%, 2014	(a)		1,855,000
2,000	M		ESCO Corp., 8.625%, 2013	(a)		2,000,000
			Terex Corp.:
2,425	M		10.875%, 2016			2,716,000
5,100	M		8%, 2017			4,934,250
						15,435,437
			Media-Broadcasting-2.8%
			Belo Corp.:

1,875	M		6.75%, 2013			1,853,906
500	M		8%, 2016			516,250
3,500	M		7.25%, 2027			2,782,500
725	M		7.75%, 2027			583,625
975	M		Lin Television Corp., 6.5%, 2013			931,125
3,196	M		Nexstar Finance Holdings, LLC, 11.375%, 2013			2,432,882
4,000	M		Sinclair Television Group, 9.25%, 2017	(a)		4,180,000
						13,280,288
			Media-Cable TV-8.6%
6,250	M		Atlantic Broadband Finance, LLC, 9.375%, 2014			6,257,812
1,600	M		Cablevision Systems Corp., 8.625%, 2017	(a)		1,674,000
1,800	M		CCO Holdings, LLC, 8.75%, 2013			1,856,250
1,900	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)		1,928,500
3,185	M		Charter Communications Holdings, LLC, 10%, 2012	(a)		3,288,512
			Clear Channel Worldwide:
1,850	M		9.25%, 2017	(a)		1,896,250
5,075	M		9.25%, 2017	(a)		5,252,625
1,875	M		CSC Holdings, Inc., 8.5%, 2014	(a)		2,006,250
2,250	M		Echostar DBS Corp., 6.625%, 2014			2,275,312
1,775	M		Mediacom LLC/Mediacom Capital Corp., 9.125%, 2019	(a)		1,819,375
			Quebecor Media, Inc.:
1,425	M		7.75%, 2016			1,428,563
1,000	M		7.75%, 2016			1,002,500
2,975	M		UPC Germany GmbH, 8.125%, 2017	(a)		3,023,344
275	M		UPC Holding BV, 9.875%, 2018	(a)		291,500
			Virgin Media Finance PLC:
4,925	M		9.5%, 2016			5,312,844
1,075	M		8.375%, 2019			1,111,281
						40,424,918
			Media-Diversified-.8%
			Gannett Co., Inc.:
800	M		8.75%, 2014	(a)		832,000
625	M		9.375%, 2017	(a)		648,437
1,225	M		Interpublic Group of Cos., Inc., 10%, 2017			1,365,875
			MediaNews Group, Inc.:
2,625	M		6.875%, 2013	(b)	(c)	1,641
3,100	M		6.375%, 2014	(b)	(c)	1,937
325	M		Scholastic Corp., 5%, 2013			305,500
425	M		WMG Acquisition Corp., 9.5%, 2016	(a)		457,406
						3,612,796
			Metals/Mining-5.2%
			Cloud Peak Energy Resources, LLC:
750	M		8.25%, 2017	(a)		753,750
1,700	M		8.5%, 2019	(a)		1,742,500
1,175	M		Drummond Co., Inc., 7.375%, 2016	(a)		1,154,437
2,425	M		Essar Steel Algoma, Inc., 9.375%, 2015	(a)		2,403,781
			Novelis, Inc.:
2,075	M		7.25%, 2015			1,986,813
1,600	M		11.5%, 2015	(a)		1,722,000
6,010	M		Russell Metals, Inc., 6.375%, 2014			5,739,550
			Teck Resources, Ltd.:

550	M		9.75%, 2014			637,313
4,475	M		10.25%, 2016			5,235,750
1,350	M		10.75%, 2019			1,620,000
1,525	M		Vedanta Resources PLC, 9.5%, 2018	(a)		1,555,500
						24,551,394
			Real Estate Investment Trusts-3.0%
1,850	M		Brandywine Operating Partnership, LP, 5.7%, 2017			1,661,818
3,075	M		CB Richard Ellis Service, 11.625%, 2017			3,428,625
			Developers Diversified Realty Corp.:
775	M		5.5%, 2015			683,476
2,950	M		9.625%, 2016			3,083,284
2,675	M		Dupont Fabros Technology, LP, 8.5%, 2017	(a)		2,731,844
			HRPT Properties Trust:
450	M		6.25%, 2016			426,427
1,975	M		6.25%, 2017			1,786,935
						13,802,409
			Retail-General Merchandise-8.5%
3,075	M		Federated Retail Holdings, Inc., 5.9%, 2016			3,013,500
2,900	M		HSN, Inc., 11.25%, 2016			3,269,750
2,050	M		J.C. Penney Corp., Inc., 7.95%, 2017			2,249,875
1,825	M		Landry's Restaurants, Inc., 11.625%, 2015	(a)		1,943,625
			Macys Retail Holdings, Inc.:
2,850	M		7.45%, 2017			2,964,000
1,050	M		6.65%, 2024			960,750
1,750	M		Netflix, Inc., 8.5%, 2017	(a)		1,824,375
4,325	M		QVC, Inc., 7.5%, 2019	(a)		4,433,125
3,375	M		Payless ShoeSource, Inc., 8.25%, 2013			3,442,500
650	M		Regal Cinemas Corp., 8.625%, 2019			679,250
6,950	M		Toys R Us Property Co. I, Inc., 10.75%, 2017	(a)		7,645,000
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 2017	(a)		1,431,500
2,425	M		Wendy's/Arby's Restaurants, LLC, 10%, 2016			2,655,375
3,350	M		Yankee Acquisition Corp., 8.5%, 2015			3,341,625
						39,854,250
			Services-3.3%
4,700	M		Ashtead Capital, Inc., 9%, 2016	(a)		4,729,375
2,200	M		Hertz Corp., 10.5%, 2016			2,359,500
			Iron Mountain, Inc.:
225	M		8.75%, 2018			234,562
1,125	M		8%, 2020			1,147,500
1,000	M		8.375%, 2021			1,037,500
3,200	M		Kar Holdings, Inc., 8.75%, 2014			3,316,000
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)		2,484,844
						15,309,281
			Telecommunications-11.9%
2,050	M		Cincinnati Bell, Inc., 8.375%, 2014			2,096,125
5,500	M		Citizens Communications Co., 7.125%, 2019			5,225,000
2,400	M		Crown Castle International Corp., 7.125%, 2019			2,388,000
1,875	M		Frontier Communications Corp., 8.125%, 2018			1,907,812
2,125	M		GCI, Inc., 8.625%, 2019	(a)		2,154,219
5,575	M		Inmarsat Finance PLC, 7.375%, 2017	(a)		5,728,312

2,475	M		Intelsat Corp., 9.25%, 2014			2,555,437
			Intelsat Jackson Holdings, Ltd.:
750	M		9.5%, 2016			806,250
725	M		8.5%, 2019	(a)		750,375
2,100	M		Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 2013			2,152,500
			Nextel Communications, Inc.:
3,550	M		5.95%, 2014			3,332,563
5,725	M		7.375%, 2015			5,596,188
			Qwest Communications International, Inc.:
3,500	M		7.5%, 2014			3,530,625
2,125	M		8%, 2015	(a)		2,194,063
			SBA Telecommunications, Inc.:
250	M		8%, 2016	(a)		262,500
1,450	M		8.25%, 2019	(a)		1,544,250
1,275	M		Sprint Nextel Corp., 8.375%, 2017			1,306,875
5,050	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)		5,542,375
			Windstream Corp.:
3,100	M		8.625%, 2016			3,169,750
3,750	M		7.875%, 2017	(a)		3,721,875
						55,965,094
			Transportation-.9%
			Navios Maritime Holdings:
3,375	M		9.5%, 2014			3,375,000
775	M		8.875%, 2017	(a)		808,906
						4,183,906
			Utilities-5.5%
875	M		AES Corp., 9.75%, 2016	(a)		962,500
2,600	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)		2,691,000
875	M		CMS Energy Corp., 8.75%, 2019			962,099
			Dynegy Holdings, Inc.:
1,375	M		7.5%, 2015	(a)		1,271,875
5,250	M		7.75%, 2019			4,580,625
1,650	M		Edison Mission Energy, 7.5%, 2013			1,559,250
4,100	M		Intergen NV, 9%, 2017	(a)		4,294,750
1,050	M		Mirant North America, LLC, 7.375%, 2013			1,043,438
			NRG Energy, Inc.:
4,625	M		7.375%, 2017			4,648,125
1,375	M		8.5%, 2019			1,416,250
2,050	M		NSG Holdings, LLC, 7.75%, 2025	(a)		1,845,000
463	M		Tenaska Alabama Partners, LP, 7%, 2021	(a)		428,712
						25,703,624
Total Value of Corporate Bonds (cost $442,025,211)						454,243,905
			WARRANTS-.0%
			Building Materials-.0%
1,036			Nortek, Inc. (expiring 12/17/14)		(c)	17,257
			Media-Cable TV-.0%
30,628			Charter Communications, Inc. - Class "A" (expiring 11/30/14)		(c)	183,768
			Telecommunication Services-.0%
3,500		*	GT Group Telecom, Inc. (expiring 2/1/10)	(a)	(c)	-
Total Value of Warrants (cost $13,780,397)						201,025
			COMMON STOCKS-.0%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"		(c)	14,020
2,523		*	Safelite Realty Corporation		(c)	25
						14,045
			Building Materials-.0%
394			Nortek, Inc.		(c)	13,987
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.		(c)	-
18,224		*	World Access, Inc.			29
						29
Total Value of Common Stocks (cost $642,410)						28,061
			SHORT-TERM INVESTMENTS-.6%
			Money Market Fund
$ 2,800	M		First Investors Cash Reserve Fund, .24% (cost $2,800,000) (e)			2,800,000
Total Value of Investments (cost $459,248,018)			97.6%			457,272,991
Other Assets, Less Liabilities			2.4			11,258,643
Net Assets			100.0%			$ 468,531,634

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31,
2009, the Fund held eighty-one 144A security with an aggregate value of $175,229,081 representing 37.4% of the Fund's net assets.

(b)	In default as to principal and /or interest payment

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December
31, 2009, the Fund held ten securities that were fair valued by the
Valuation Committee with an aggregate value of $235,385
representing .1% of the Fund's net assets.

(d)	The interest rates on floating rate notes are determined and reset periodically and are the rates in effect on December 31, 2009.

(e)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

At December 31, 2009, the cost of investments for federal income tax purposes was $459,248,018. Accumulated net unrealized
depreciation on investments was $1,975,027, consisting of
$25,707,864 gross unrealized appreciation and $27,682,891 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$454,237,577	$6,328	$454,243,905
Auction Rate Securities	-	-	-	-
Repurchase Agreements	-	-	-	-
Warrants	-	-	201,025	201,025
Common Stocks	29	-	28,032	28,061
Money Market Fund	2,800,000	-	-	2,800,000
Total Investments in Securities*	$2,800,029	$454,237,577	$235,385	$457,272,991

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in	Investments in
	Corporate Bonds	Auction Rate Securities	Common Stocks	Warrants	Total
Balance, December 31, 2008	$4,625	$-	$3,356,574	$-	$3,361,199
Net purchases (sales)	(81)	(3,894,750)	(630,915)	-	(4,525,746)
Change in unrealized
appreciation (depreciation)	2,326,411	-	1,268,003	(13,263,150)	(9,668,736)
Realized gain (loss)	(2,328,205)	(155,250)	(4,222,270)	-	(6,705,725)
Transfer in and/or out of Level 3	3,578	4,050,000	256,640	13,464,175	17,774,393
Balance, June 30, 2009	$6,328	$-	$28,032	$201,025	$235,385

The following is a summary of Level 3 inputs by industry

Media - Diversified	$187,346
Consumer Discretionary	31,244
Automotive	14,045
Health Care	2,750
$235,385

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of "distressed sales", significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2009, for each Fund's investments is included at the end of each fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures the ASU requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. The ASU requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. The ASU also requires disclosure of the reasons for significant transfers in and out of Level 3. The ASU is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years The impact on the Funds' financial statements disclosures is being assessed.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 26, 2010